PARENT COMPANY - Statement of Financial Position of Constellium SE (parent company only) (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 439,000,000	€ 184,000,000	€ 164,000,000	€ 269,000,000
Trade receivables and other	406,000,000	474,000,000
Other financial assets	39,000,000	22,000,000
Total current assets	1,466,000,000	1,350,000,000
Non-current assets
Property, plant and equipment	1,906,000,000	2,056,000,000
Trade receivables and other	67,000,000	60,000,000
Deferred tax assets	193,000,000	185,000,000
Total non-current assets	2,663,000,000	2,834,000,000
Total Assets	4,129,000,000	4,184,000,000
Current liabilities
Trade payables and other	905,000,000	999,000,000
Income tax payable	20,000,000	14,000,000
Other financial liabilities	46,000,000	35,000,000
Total current liabilities	1,086,000,000	1,272,000,000
Non-current liabilities
Borrowings	2,299,000,000	2,160,000,000
Income tax payable	10,000,000	24,000,000
Total non-current liabilities	3,144,000,000	2,997,000,000
Total Liabilities	4,230,000,000	4,269,000,000
Equity
Share capital	2,799,253.44	3,000,000
Share premium	420,000,000	420,000,000
Total Equity	(101,000,000)	(85,000,000)	(114,000,000)	(319,000,000)
Total Equity and Liabilities	4,129,000,000	4,184,000,000
Parent
Current assets
Cash and cash equivalents	0	0	€ 0	€ 0
Trade receivables and other	172,000,000	200,000,000
Other financial assets	34,000,000	37,000,000
Total current assets	206,000,000	237,000,000
Non-current assets
Property, plant and equipment	0	0
Financial assets	2,011,000,000	2,002,000,000
Investments in subsidiaries	173,000,000	159,000,000
Trade receivables and other	38,000,000	27,000,000
Deferred tax assets	15,000,000	1,000,000
Total non-current assets	2,237,000,000	2,189,000,000
Total Assets	2,443,000,000	2,426,000,000
Current liabilities
Trade payables and other	6,000,000	6,000,000
Income tax payable	13,000,000	45,000,000
Other financial liabilities	30,000,000	33,000,000
Total current liabilities	49,000,000	84,000,000
Non-current liabilities
Borrowings	1,901,000,000	1,954,000,000
Income tax payable	77,000,000	19,000,000
Total non-current liabilities	1,978,000,000	1,973,000,000
Total Liabilities	2,027,000,000	2,057,000,000
Equity
Share capital	3,000,000	3,000,000
Share premium	429,000,000	429,000,000
Accumulated retained earnings	(116,000,000)	(153,000,000)
Other reserves	68,000,000	53,000,000
Net income	32,000,000	37,000,000
Total Equity	416,000,000	369,000,000
Total Equity and Liabilities	€ 2,443,000,000	€ 2,426,000,000